 Allmerica
          FINANCIAL SERVICES ___________________________________________________

  [GRAPHIC]                                            . Allmerica VUL 2001


                          [LOGO] ALLMERICA FINANCIAL(R)

                              Semi-Annual Report

                                 JUNE 30, 2001

General Information

Officers of Allmerica Financial Life Insurance and
Annuity Company (AFLIAC)

John F. O'Brien, Chairman of the Board
Richard M. Reilly, President and CEO
Edward J. Parry III, Vice President and CFO
John P. Kavanaugh, Vice President and
   Chief Investment Officer
Mark C. McGivney, Treasurer
Charles F. Cronin, Secretary

Investment Advisers
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100, Houston, TX 77046
   AIM V.I. Aggressive Growth Fund
   AIM V.I. Blue Chip Fund
   AIM V.I. Value Fund

Alliance Capital Management, L.P.
1345 Avenue of the Americas, New York, NY 10105
   Alliance Growth and Income Portfolio
   Alliance Premier Growth Portfolio

Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

     Investment Sub-Advisers
     Allmerica Asset Management, Inc.
     440 Lincoln Street, Worcester, MA 01653
        Equity Index Fund
        Select Investment Grade Income Fund
        Government Bond Fund
        Money Market Fund

     Bank of Ireland Asset Management (U.S.) Limited
     U.S. Offices: 20 Horseneck Lane,
     Greenwich, CT 06830
     Main Offices: 26 Fitzwilliam Place, Dublin 2, Ireland
        Select International Equity Fund

     Cramer Rosenthal McGlynn, LLC
     707 Westchester Avenue, White Plains, NY 10604
        Select Value Opportunity Fund

     J.P. Morgan Investment Management Inc.
     522 Fifth Avenue, New York, NY 10036
        Select Growth and Income Fund

     Jennison Associates LLC
     466 Lexington Street, New York, NY 10017
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Massachusetts Financial Services Company
     500 Boylston Street, Boston, MA 02116
        Select Aggressive Growth Fund (Co-Sub-Adviser)

     Miller Anderson & Sherrerd, LLP
     One Tower Bridge, West Conshohocken, PA 19428
        Core Equity Fund

     Putnam Investment Management, Inc.
     One Post Office Square, Boston, MA 02109
        Select Growth Fund

     Schroder Investment Management North America Inc.
     787 Seventh Avenue, New York, NY 10019
        Select Emerging Markets Fund

     TCW Investment Management Company
     865 South Figueroa, Los Angeles, CA 90017
        Select Strategic Growth Fund

     T. Rowe Price Associates, Inc.
     100 East Pratt Street, Baltimore, MD 21202
        Select Capital Appreciation Fund

     Western Asset Management Company
     117 East Colorado Blvd., Pasadena, California 91105
        Select Strategic Income Fund

Delaware International Advisers Ltd.
1818 Market Street, Philadelphia, PA 19103
   Delaware Group Premium Fund, Inc. International Equity
   Series
   Delaware Group Premium Fund, Inc. Growth Opportunities
   Series

Deutsche Asset Management
885 Third Avenue, 32nd Floor, New York, NY 10022
   Deutsche VIT EAFE Equity Index Fund
   Deutsche VIT Small Cap Index Fund

Fidelity Management & Research Company
82 Devonshire Street, Boston, MA 02108
   Fidelity VIP Equity-Income Portfolio Fidelity VIP Growth Portfolio Fidelity VIP High Income Portfolio Fidelity VIP Overseas Portfolio Fidelity VIP II Asset Manager Portfolio Fidelity VIP II Contrafund Portfolio Fidelity VIP III Growth Opportunities

Franklin Advisers, Inc.
777 Mariners Island Blvd., San Mateo, CA 94403
   Franklin Natural Resources Securities Fund
   Franklin Small Cap Fund

INVESCO Funds Group, Inc.
7800 East Union Avenue, Denver, CO 80217
   INVESCO VIF-Dynamics Fund
   INVESCO VIF-Health Sciences Fund

Janus Capital
100 Fillmore Street, Denver, CO 80206
   Janus Aspen Growth Portfolio
   Janus Aspen Growth and Income Portfolio

Pioneer Investment Management, Inc.
60 State Street, Boston, MA 02109
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Real Estate Growth VCT Portfolio

T. Rowe Price International, Inc.
100 East Pratt Street, Baltimore, MD 21202
   T. Rowe Price International Stock Portfolio

Zurich Scudder Investments, Inc.
345 Park Avenue, New York, NY 10154
   SVS Dreman Financial Services Portfolio
   Scudder Technology Growth Portfolio

Product Performance Summary

Allmerica VUL 2001 (AFLIAC)
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                              Sub-                    10 Years  or Life of                     10 Years  or Life of
                                           Account                     or Life        Sub-                      or Life        Sub-
                                         Inception        1       5    of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                  Date     Year   Years  (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Allmerica Investment Trust
AIT Core Equity Fund                        5/1/01  -18.58%  11.55%     12.23%      -4.39%  -100.00%  -12.93%     4.73%    -100.00%
AIT Equity Index Fund                      1/10/00  -14.71%  14.11%     14.62%     -10.50%  -100.00%   -9.62%     6.23%    -100.00%
AIT Government Bond Fund                    5/1/01    9.78%   6.30%      6.53%       0.46%  -100.00%  -59.09%    -2.77%    -100.00%
AIT Money Market Fund                      1/10/00    6.00%   5.59%      4.99%       6.05%  -100.00%  -60.51%    -4.27%    -100.00%
AIT Select Aggressive Growth Fund          1/10/00  -35.20%   4.49%     11.61%     -24.53%  -100.00%  -62.76%    -1.45%    -100.00%
AIT Select Capital Appreciation Fund       1/10/00   -0.14%  10.60%     16.92%      -3.84%  -100.00%  -14.18%     0.50%    -100.00%
AIT Select Emerging Markets Fund           1/10/00  -32.45%     N/A     -6.96%     -30.43%  -100.00%      N/A   -79.09%    -100.00%
AIT Select Growth Fund                     1/10/00  -28.48%  12.30%     12.15%     -20.63%  -100.00%  -11.95%     2.05%    -100.00%
AIT Select Growth and Income Fund          1/10/00  -14.42%   9.54%     10.90%     -10.19%  -100.00%  -52.90%     0.67%    -100.00%
AIT Select International Equity Fund       1/10/00  -21.27%   7.10%      8.18%     -13.22%  -100.00%  -57.52%    -6.22%    -100.00%
AIT Se1ect Investment Grade Income Fund    1/10/00   10.37%   6.92%      7.77%       9.29%  -100.00%  -57.87%    -1.20%    -100.00%
AIT Select Strategic Growth Fund           1/10/00  -43.52%     N/A     -8.05%     -32.94%  -100.00%     N/A%   -82.24%    -100.00%
AIT Select Strategic Income Fund            5/1/01      N/A     N/A      9.02%       0.79%      N/A%     N/A%  -100.00%    -100.00%
AIT Select Value Opportunity Fund          1/10/00   29.38%  14.34%     14.18%      27.81%  -100.00%   -9.33%    -3.10%     -91.63%

AIM Variable Insurance Funds
AIM V.I. Aggressive Growth Fund             5/1/01  -26.58%     N/A      7.74%      -1.29%  -100.00%     N/A    -51.93%    -100.00%
AIM V.I. Blue Chip Fund                     5/1/01  -25.52%     N/A    -15.30%      -5.00%  -100.00%     N/A   -100.00%    -100.00%
AIM V.I. Value Fund                         5/1/01  -19.52%  13.21%     15.32%      -3.93%  -100.00%  -10.78     -4.33%    -100.00%

Alliance Variable Product Series
Fund, Inc. (Class B)
Alliance Growth and Income Portfolio        5/1/01   14.21%   18.48     14.86%      -1.53%  -100.00%   -4.14     -6.48%    -100.00%
Alliance Premier Growth Portfolio           5/1/01  -28.27%   16.77     17.26%      -7.25%  -100.00%   -6.26%     7.86%    -100.00%

Delaware Group Premium Fund (Service Class)
DGPF Growth Opportunities Series            5/1/01  -26.19%  11.93%     12.16%       1.37%  -100.00%  -12.44%     3.55%    -100.00%
DGPF International Equity Series            5/1/01   -7.75%   6.63%      8.55%      -4.41%  -100.00%  -58.44%    -2.30%    -100.00%

Deutsche Asset Management VIT Funds
Deutsche VIT EAFE Equity Index Fund         5/1/01  -26.01%     N/A      0.30%      -9.42%  -100.00%      N/A   -46.66%    -100.00%
Deutsche VIT Small Cap Index Fund           5/1/01   -0.13%     N/A      6.23%       4.70%  -100.00%      N/A   -36.39%    -100.00%

Performance returns given above are for the Allmerica VUL 2001 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above in the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica VUL 2001 (AFLIAC) cont.
--------------------------------------------------------------------------------
Average Annual Total Returns as of 6/30/01

For easy reference, the total returns for the Allmerica VUL 2001 sub-accounts of AFLIAC are summarized below. Keep in mind that these returns are net of all product charges. For returns that do not reflect the deduction of product charges, please refer to the following individual Portfolio Reviews.

                                                                     Without Surrender and                       With Surrender and
                                                                    Monthly Policy Charges                   Monthly Policy Charges

                                                                                  10 Years                                 10 Years
                                               Sub-                   10 Years  or Life of                     10 Years  or Life of
                                            Account                    or Life        Sub-                      or Life        Sub-
                                          Inception        1       5   of Fund     Account         1       5    of Fund     Account
Sub-Accounts                                   Date     Year   Years (if less)   (if less)      Year   Years  (if less)   (if less)
------------------------------------------------------------------------------------------------------------------------------------

Fidelity Variable Insurance Products
Fund (VIP, VIP II and VIP III)
Fidelity VIP Equity-Income Portfolio        1/10/00   10.39%  12.02%    15.43%       5.75%  -100.00% -12.32%      7.09%   -100.00%
Fidelity VIP Growth Portfolio               1/10/00  -23.47%  14.55%    17.21%     -13.85%  -100.00%  -9.06%      8.99%   -100.00%
Fidelity VIP High Income Portfolio          1/10/00  -24.38%  -1.42%     7.09%     -19.51%  -100.00% -76.17%     -1.94%   -100.00%
Fidelity VIP Overseas Portfolio              5/1/01  -24.55%   6.25%     8.16%      -8.94%  -100.00% -59.19%     -0.77%   -100.00%
Fidelity VIP II Asset Manager Portfolio
(Service Class 2)                            5/1/01   -6.93%   8.86%     9.95%      -1.70%  -100.00% -54.16%      1.19%   -100.00%
Fidelity VIP II Contrafund Portfolio
(Service Class 2)                            5/1/01  -14.99%  13.29%    17.26%      -1.86%  -100.00% -10.67%      2.03%   -100.00%
Fidelity VIP III Growth Opportunities
Portfolio (Service Class 2)                  5/1/01  -21.71%   7.26%    11.20%      -1.71%  -100.00% -57.21%     -5.07%   -100.00%

Franklin Templeton Variable Insurance
Products Trust (Class 2)
FT VIP Franklin Natural Resources
Securities Fund                              5/1/01    2.93%  -1.18%     3.37%     -10.44%  -100.00% -75.57%     -6.08%   -100.00%
FT VIP Franklin Small Cap Fund               5/1/01  -29.13%  13.13%    15.38%      -1.88%  -100.00% -10.88%     -3.98%   -100.00%

INVESCO Variable Investment Funds, Inc.
INVESCO VIF Dynamics Fund                    5/1/01  -31.30%     N/A    11.10%      -4.29%  -100.00%     N/A    -28.94%   -100.00%
INVESCO VIF Health Sciences Fund             5/1/01   -3.56%     N/A    16.86%       3.21%  -100.00%     N/A    -15.82%   -100.00%

Janus Aspen Series (Service Shares)
Janus Aspen Growth Portfolio                 5/1/01  -25.89%  12.96%    14.08%     -24.59%  -100.00% -11.10%      2.20%   -100.00%
Janus Aspen Growth and Income Portfolio      5/1/01  -17.10%     N/A    17.30%      -3.87%  -100.00%     N/A    -35.70%   -100.00%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio       5/1/01  -32.17%     N/A     6.08%       0.52%  -100.00%     N/A    -72.94%   -100.00%
Pioneer Real Estate Growth VCT Portfolio     5/1/01   19.28%  10.49%    11.76%       6.76%  -100.00% -14.33%     -5.01%   -100.00%

Scudder Variable Series II
Scudder Technology Growth Portfolio          5/1/01  -45.62%     N/A     4.69%     -38.22%  -100.00%     N/A    -93.91%   -100.00%
SVS Dreman Financial Services Portfolio      5/1/01   31.75%     N/A     5.21%       4.65%  -100.00%     N/A    -56.98%   -100.00%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio 1/10/00  -27.61%   2.93%     5.01%     -20.87%  -100.00% -66.07%     -9.78%   -100.00%

Performance returns given above are for the Allmerica VUL 2001 sub-accounts of AFLIAC and are net of all product charges (including surrender charges) for a representative policy. The returns, except in the columns designated as "Life of Sub-Account" assume an investment in the underlying funds listed above in the date of inception of each Fund. Performance returns designated as "Life of Sub-Account" assume an investment in the funds listed on the date of inception of each Sub-Account. All full surrenders or withdrawals in excess of the free amount may be subject to a declining surrender charge. Please refer to the prospectus for the assumptions used to calculate performance.

Performance returns in this report are historical and are not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

 Product Performance Summary

 Variable Life Insurance Product Information
 -------------------------------------------------------------------------------
 VUL 2001

 Product Description
 -------------------------------------------------------------------------------
 This policy is an individual flexible premium variable life insurance policy with death benefits, policy value, and other features traditionally associated with life insurance. The Policy is variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

 Payment Schedule
 -------------------------------------------------------------------------------
 The Policy is flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

 Cash Value Access
 -------------------------------------------------------------------------------
 The Policy Owner may make partial withdrawals, borrow up to the loan value of your policy or surrender the policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

 Fixed Account Information
 -------------------------------------------------------------------------------
 The Policy Owner may allocate part or all of your policy value to the Fixed Account. The Fixed Account is a part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

 Death Benefit
 -------------------------------------------------------------------------------
 The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the policy is in effect. The Death Benefit is the Surrender Value of the policy after the final premium payment date.

 Charges and Fees
 -------------------------------------------------------------------------------
 The following is a brief description of the Charges and Fees associated with the policies. Please see the prospectus for a detailed description of the specific charges that apply to your policy.

 Surrender Charges: This policy provides for a contingent surrender charge which will be deducted if the policy owner requests a partial withdrawal, a full surrender of the policy or decrease in face amount during a surrender charge period.

 Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of policy and underwriting class.

 Monthly Expense Charge: A monthly expense charge applies for 10 policy years after issue and policy increases.

 Transfers: The Company does not restrict the number of transfers among the sub-accounts. The first 12 transfers may be made free of charge, subsequent transfers may be charged a $10 to $25 fee per transfer.

 Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

 Monthly Administration Charge: A monthly charge is assessed against the policy to cover administration of the policy.

 Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the variable account. The levels of fees and expenses vary among the funds.

 Mortality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the separate accounts on the prior "monthiversary" as long as the contract is in force. Both current and guaranteed rates vary by policy duration.

                               Allmerica VUL 2001

Allmerica Financial is a diversified group of insurance and financial services companies. Allmerica VUL 2001 is issued by Allmerica Financial Life Insurance and Annuity Company, a leading provider of insurance and annuity products which was founded in 1967, and is a wholly owned subsidiary of First Allmerica Financial Life Insurance Company. Established in 1844, First Allmerica Financial is the fifth oldest, and one of the most respected, life insurance companies in the nation. Our financial expertise, combined with a range of insurance and investment products, allows us to help you create sound financial solutions to meet your individual needs.

To be preceded or accompanied by the current prospectus. Read it carefully before investing.

If you would like to request additional copies of this report, please contact either your Allmerica Financial representative or call 1-800-533-7881.



                         Allmerica VUL 2001 is issued by
          Allmerica Financial Life Insurance and Annuity Company and offered by Allmerica Investments, Inc., member NASD/SIPC.


                                  [LOGO] IMSA

                          [LOGO] ALLMERICA FINANCIAL(R)

                       THE ALLMERICA FINANCIAL COMPANIES

    First Allmerica Financial Life Insurance Company o Allmerica Financial Life Insurance and Annuity Company (all states except NY) Allmerica
   Trust Company, N.A. o Allmerica Investments, Inc. o Allmerica Investment
       Management Company, Inc. o Financial Profiles, Inc. The Hanover
        Insurance Company o AMGRO, Inc. o Allmerica Financial Alliance
        Insurance Company o Allmerica Asset Management, Inc. Allmerica
           Financial Benefit Insurance Company o Citizens Insurance
                 Company of America o Citizens Management Inc.

              440 Lincoln Street, Worcester, Massachusetts 01653

                                                          -------------------
    [LOGO] ALLMERICA FINANCIAL(R)

            ATTN: S130

440 Lincoln Street, Worcester, Massachusetts 01653

                                                          -------------------

         Change Service Requested

Semi-Annual Reports dated June 30, 2001, of certain underlying funds are incorporated herein by reference as the reports sent to contractowners of the Allmerica Life Insurance and Annuity Company, Allmerica Select Separate Account IMO (File No. 811-09529), under Section 30b-2 of the Investment Company Act of 1940.

Incorporated by reference herein are certain series of Allmerica Investment Trust filed on Form N-30D on September 5, 2001. Accession number 0000927016-01-502795.